Note 10 - Deposits	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

Note 10 - Deposits

Deposits and the weighted average interest rate at December 31, 2022 and 2021 consist of the following (in thousands):

	2022		2021
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$88,728	--%	$64,730	--%
Savings accounts	1,597	0.20	1,838	0.20
Money market accounts	260,972	1.15	200,688	0.56
Certificate of deposit accounts	197,951	2.15	179,910	0.94
Total	$549,248	1.28%	$447,166	0.61%

A summary of certificates of deposit by maturity at December 31, 2022 is as follows (in thousands):

Years ending December 31:
2023	$91,306
2024	48,294
2025	30,159
2026	9,208
2027	18,984
Total	$197,951

The aggregate amount of certificates of deposit with a minimum denomination of $250,000 was $30.4 million and $24.7 million at December 31, 2022 and 2021, respectively.